EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of earnings (loss) per share

For the years ended December 31 ($ millions, except shares in millions and per share amounts in dollars)	2022		2021
	Basic	Diluted	Basic	Diluted
Net income	$1,017	$1,017	$3,288	$3,288
Net income attributable to non-controlling interests	(585)	(585)	(1,266)	(1,266)
Net income attributable to the equity holders of Barrick Gold Corporation	$432	$432	$2,022	$2,022
Weighted average shares outstanding	1,771	1,771	1,779	1,779
Basic and diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation	$0.24	$0.24	$1.14	$1.14